Investment in affiliates (Tables)	12 Months Ended
Dec. 31, 2020
Investments in and Advances to Affiliates [Abstract]
Investment in Affiliates - Financial information of affiliate companies, balance sheet

December 31, 2019
Balance Sheet	Navios Europe II
Cash and cash equivalents (including restricted cash)	$27,431
Current assets (excluding cash and cash equivalents and restricted cash)	$4,818
Non-current assets	$179,688
Current liabilities (excluding current portion of long- term debt)	$46,892
Long- term debt including current portion, net	$89,025
Non-current liabilities	$84,284

Investment in Affiliates - Financial information of affiliate companies, Income Statement

	December 31, 2019
Income Statement	Navios Europe I	Navios Europe II
Revenue	$36,822	$46,718
Net loss	$(18,575)	$(30,203)